Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total	Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]	Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Non controlling Interests [member]
Beginning balance at Dec. 31, 2019		$ 355,470	$ 2,767	$ 843,478	$ (22,641)	$ (406,390)	$ (102,091)	$ 315,123	$ 40,347
Beginning balance, shares at Dec. 31, 2019			42,465,669
Statement [Line Items]
Net Loss		(19,290)					(12,221)	(12,221)	(7,069)
Other comprehensive income (loss)		(548)			(1,089)	104		(985)	437
Total Comprehensive income (loss)		(19,838)			(1,089)	104	(12,221)	(13,206)	(6,632)
Allocation of prior period loss						(102,091)	102,091
Exercise of share warrants, employee warrants, stock options and free shares vesting			$ 1			(1)
Exercise of share warrants, employee warrants, stock options and free shares vesting, Shares			20,464
Transaction with subsidiaries						(155)		(155)	155
Non-cash stock-based compensation expense		9,427		5,844				5,844	3,583
Balance at end of year at Jun. 30, 2020		345,059	$ 2,768	849,322	(23,730)	(508,533)	(12,221)	307,606	37,453
Ending balance, shares at Jun. 30, 2020			42,486,133
Beginning balance at Dec. 31, 2020		308,846	$ 2,785	863,911	(4,089)	(505,961)	(81,074)	275,572	33,273
Beginning balance, shares at Dec. 31, 2020			42,780,186
Statement [Line Items]
Net Loss		(56,956)					(51,787)	(51,787)	(5,169)
Other comprehensive income (loss)		(6,393)			(5,451)	577		(4,874)	(1,519)
Total Comprehensive income (loss)		(63,348)			(5,451)	577	(51,787)	(56,661)	(6,688)
Allocation of prior period loss						(81,074)	81,074
Exercise of stock options Calyxt ,Values		227				146		146	81
Capital Increase Cellectis (ATM)		47,834	$ 146	47,688				47,834
Capital Increase Cellectis (ATM), Shares			2,415,630
Transaction costs	[1]	(910)		(910)				(910)
Exercise of share warrants, employee warrants, stock options and free shares vesting		5,718	$ 16	5,702				5,718
Exercise of share warrants, employee warrants, stock options and free shares vesting, Shares			265,494
Transaction with subsidiaries		(1)				(6)		(6)	5
Non-cash stock-based compensation expense		4,020		4,233				4,233	(213)
Other movements		(62)		(34)	(62)	34		(62)
Balance at end of year at Jun. 30, 2021		$ 302,323	$ 2,947	$ 920,591	$ (9,602)	$ (586,284)	$ (51,787)	$ 275,864	$ 26,458
Ending balance, shares at Jun. 30, 2021			45,461,310

[1]	These costs correspond to the issuance costs related to the At-The-Market (“ATM”) financing program were recorded as a reduction of share premium, in anticipation of share issuances that occurred in April 2021